Property, Plant and Equipment	12 Months Ended
Sep. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
9.
PROPERTY, PLANT AND EQUIPMENT

	Lands, buildings and improvements	Technical equipment and machinery	Factory and office equipment	Construction in progress and prepayments	Total
Cost
September 30, 2023	165,561	79,634	42,162	40,798	328,155
Additions	6,734	3,307	3,560	50,697	64,298
Disposals	(141)	(607)	(1,231)	(10)	(1,989)
Transfers	2,266	23,551	9,459	(35,276)	—
Impact of foreign currency translation	(317)	—	(215)	(74)	(606)
September 30, 2024	174,103	105,885	53,735	56,135	389,858
Additions	6,741	16,624	11,793	45,960	81,118
Disposals	(1,036)	(4,801)	(1,746)	(8)	(7,591)
Transfers	16,620	21,118	4,995	(44,510)	(1,777)
Impact of foreign currency translation	(1,155)	—	(429)	(39)	(1,623)
September 30, 2025	195,273	138,826	68,348	57,538	459,985

Accumulated depreciation
September 30, 2023	(7,250)	(21,267)	(13,585)	—	(42,102)
Depreciation	(8,827)	(12,373)	(8,685)	—	(29,885)
Disposals	139	423	1,180	—	1,742
Impairment	—	(890)	—	—	(890)
Transfers	(9)	—	9	—	—
Impact of foreign currency translation	37	—	83	—	120
September 30, 2024	(15,910)	(34,107)	(20,998)	—	(71,015)
Depreciation	(9,746)	(17,665)	(9,873)	—	(37,284)
Disposals	1,005	4,556	1,525	—	7,086
Impairment	(835)	(967)	—	—	(1,802)
Transfers	—	—	—	—	—
Impact of foreign currency translation	358	—	168	—	526
September 30, 2025	(25,128)	(48,183)	(29,178)	—	(102,489)

Net book value
September 30, 2024	158,193	71,778	32,737	56,135	318,843
September 30, 2025	170,145	90,643	39,170	57,538	357,496

The additions during the years ended September 30, 2025 and 2024, are mainly related to investments in the production facility in Pasewalk, Germany and the production facility in Arouca, Portugal.